Financial Instruments and Related Risk Management (Summary of Natural Gas Derivatives Outstanding) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 514
Maturities	2022	2021
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 522
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 343	$ 254
Maturities	2022	2021
Forwards CAD/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 126
Maturities	2022	2021
Forwards CAD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 0
Forwards USD/AUD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 28
Maturities	2022	2021
Forwards USD/AUD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 19
Forwards AUD/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	2021
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 113	$ 92
Forwards Brl Usd [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	2021
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 135	$ 31
Options USD/CAD - buy USD puts [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	2021
Options USD/CAD - buy USD puts [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 20	$ 70
Options CAD/USD - sell USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	2021
Options CAD/USD - sell USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 20	$ 55
Options AUD/USD - buy USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	2021
Options AUD/USD - buy USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 71	$ 61
Options Usd Aud [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	‐
Options Usd Aud [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 72	$ 0